Convertible Preferred Shares (Details) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Oct. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($) director Vote $ / shares shares	Dec. 31, 2017 USD ($) director Vote $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Convertible Preferred Shares
Preferred shares designated						0	22,885,492
Preferred stock, shares issued (in shares)						0	22,885,492
Payment of offering expenses | $						$ 3,646
Number of shares issued on conversion of convertible preferred shares							22,885,492
Cash dividend declared | $					$ 0		$ 0	$ 0
Convertible Preferred Shares (Series A, B and C)
Convertible Preferred Shares
Preferred shares designated	35,670,093					0	22,885,492	17,128,120
Preferred stock, shares issued (in shares)						0	22,885,492	17,128,120
Convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0.000273235					$ 0.000273235	$ 0.000273235	$ 0.000273235
Number of directors entitled to elect | director						2	2
Series A convertible preferred shares
Convertible Preferred Shares
Preferred shares designated							17,128,120	17,128,120
Preferred stock, shares issued (in shares)			9,099,311	8,028,809			17,128,120	17,128,120
Share price per share | $ / shares			$ 4.6707	$ 4.6707
Proceeds from issuance of shares | $			$ 42,499	$ 37,398
Payment of offering expenses | $			$ 1	$ 102
Number of shares issued on conversion of convertible preferred shares							17,128,120	17,128,120
Number of votes for each Class B common share | Vote						10	10
Original issue price (per share) | $ / shares					$ 4.6707		$ 4.6707	$ 4.6707
Series B convertible preferred shares
Convertible Preferred Shares
Preferred shares designated							5,757,372
Preferred stock, shares issued (in shares)		5,757,372					5,757,372
Share price per share | $ / shares		$ 6.9475
Proceeds from issuance of shares | $		$ 39,873
Payment of offering expenses | $		$ 127
Number of shares issued on conversion of convertible preferred shares							5,757,372
Number of votes for each Class A common share | Vote						1	1
Original issue price (per share) | $ / shares					6.9475		$ 6.9475	6.9475
Series C convertible preferred shares
Convertible Preferred Shares
Preferred shares designated	12,784,601
Preferred stock, shares issued (in shares)	12,784,601
Share price per share | $ / shares	$ 15.6438
Proceeds from issuance of shares | $	$ 190,822
Payment of offering expenses | $	$ 9,178
Original issue price (per share) | $ / shares					$ 15.6438		$ 15.6438	$ 15.6438
Common Class A and Class B
Convertible Preferred Shares
Number of directors entitled to elect | director						1	1
Common Class A or Class B | Minimum
Convertible Preferred Shares
Share price per share | $ / shares							$ 14.0120
Gross proceeds from offering | $						$ 100,000	$ 100,000
Subsequent event | Convertible Preferred Shares (Series A, B and C)
Convertible Preferred Shares
Preferred shares designated	35,670,093
Subsequent event | Series C convertible preferred shares
Convertible Preferred Shares
Preferred stock, shares issued (in shares)	12,784,601
Share price per share | $ / shares	$ 15.6438
Proceeds from issuance of shares | $	$ 190,822
Payment of offering expenses | $	$ 9,178